Eaton Vance
Arizona Municipal Income Fund
October 31, 2022
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 93.4%
Security	Principal Amount (000's omitted)	Value
Education — 13.3%
Arizona Industrial Development Authority, (Academies of Math & Science), 5.00%, 7/1/39(1)	$250	$ 229,295
Arizona Industrial Development Authority, (Doral Academy of Nevada):
5.00%, 7/15/39(1)	55	49,709
5.00%, 7/15/40(1)	350	313,523
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	60	43,043
Arizona Industrial Development Authority, (Somerset Academy of Las Vegas), 3.00%, 12/15/31(1)	525	426,883
Arizona State University:
5.00%, 7/1/36	1,150	1,181,142
Green Bonds, 5.00%, 7/1/40	1,000	1,039,490
Glendale Industrial Development Authority, AZ, (Midwestern University Foundation), (AMT), 2.125%, 7/1/33	250	182,733
La Paz County Industrial Development Authority, AZ, (Harmony Public Schools), 4.00%, 2/15/41	430	340,022
Maricopa County Industrial Development Authority, AZ, (Legacy Traditional Schools), 4.00%, 7/1/41(1)	500	390,480
Northern Arizona University, 5.00%, 6/1/38	1,000	1,029,900
Pima County Community College District, AZ:
5.00%, 7/1/33	300	317,493
5.00%, 7/1/35	720	755,654
University of Arizona:
5.00%, 6/1/38	1,500	1,552,425
5.00%, 8/1/38	600	634,308
5.00%, 6/1/42	500	522,340
		$ 9,008,440
Electric Utilities — 8.0%
Mesa, AZ, Utility Systems Revenue:
4.00%, 7/1/31	$1,160	$ 1,172,760
5.00%, 7/1/36	1,000	1,083,490
Pinal County Electrical District No. 3, AZ, 5.00%, 7/1/33	1,000	1,037,710
Salt River Project Agricultural Improvement and Power District, AZ:
5.00%, 1/1/35	1,000	1,055,820
5.00%, 1/1/45	1,000	1,047,870
		$ 5,397,650
Escrowed/Prerefunded — 2.6%
Kyrene Elementary School District No. 28, AZ, Prerefunded to 7/1/23, 5.50%, 7/1/30	$200	$ 203,066
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
Phoenix Civic Improvement Corp., AZ, Water System Revenue, Prerefunded to 7/1/24, 5.00%, 7/1/39	$1,500	$ 1,542,825
		$ 1,745,891
General Obligations — 7.8%
Chandler Unified School District No. 80, AZ, 4.00%, 7/1/33	$225	$ 227,180
Maricopa County Elementary School District No. 2, AZ, 4.50%, 7/1/24	655	646,531
Phoenix Union High School District No. 210, AZ, 4.00%, 7/1/39	300	277,275
Phoenix, AZ, 5.00%, 7/1/25	1,320	1,377,156
Puerto Rico, 5.625%, 7/1/29	500	503,720
Scottsdale Unified School District No. 48, AZ, 5.00%, 7/1/31	750	795,293
Tempe, AZ, 5.00%, 7/1/30	1,000	1,081,520
Western Maricopa Education Center District No. 402, AZ, 4.50%, 7/1/34	350	351,302
		$ 5,259,977
Hospital — 11.0%
Arizona Health Facilities Authority, (Scottsdale Lincoln Hospitals), 5.00%, 12/1/39	$1,665	$ 1,668,030
Arizona Industrial Development Authority, (Phoenix Children's Hospitals), (LOC: JPMorgan Chase Bank, N.A.), 1.64%, 2/1/48(2)	2,000	2,000,000
Maricopa County Industrial Development Authority, AZ, (Banner Health):
4.00%, 1/1/44	1,000	866,340
5.00%, 1/1/38	1,000	1,011,190
Maricopa County Industrial Development Authority, AZ, (HonorHealth), 5.00%, 9/1/32	400	410,176
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	500	504,115
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/32	1,005	1,013,563
		$ 7,473,414
Housing — 2.3%
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):
5.00%, 7/1/39	$500	$ 461,105
5.00%, 7/1/44	250	222,665
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):
5.00%, 7/1/27	415	417,195

Eaton Vance
Arizona Municipal Income Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University): (continued)
5.00%, 7/1/37	$500	$ 467,845
		$ 1,568,810
Industrial Development Revenue — 1.5%
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.):
3.60%, 2/1/40	$250	$ 202,063
4.50%, 8/1/42	850	780,495
		$ 982,558
Insured - Electric Utilities — 2.3%
Mesa, AZ, Utility Systems Revenue:
(NPFG), 5.00%, 7/1/23	$430	$ 435,134
(NPFG), Escrowed to Maturity, 5.00%, 7/1/23	450	455,135
(NPFG), Escrowed to Maturity, 5.00%, 7/1/23	120	121,448
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	320	317,571
Series SS, (NPFG), 5.00%, 7/1/25	220	218,995
		$ 1,548,283
Insured - General Obligations — 13.9%
Apache Junction Unified School District No. 43, AZ, (AGM), 5.00%, 7/1/24	$1,200	$ 1,229,940
Marana Unified School District No. 6, AZ, (AGM), 4.00%, 7/1/37	500	490,495
Maricopa County Elementary School District No. 2, AZ, (AGM), 5.00%, 7/1/34	1,000	1,070,510
Maricopa County Elementary School District No. 3, AZ, (AGM), 5.00%, 7/1/25	2,670	2,783,528
Maricopa County Elementary School District No. 25, AZ, (AGM), 4.375%, 7/1/42	2,120	2,123,244
Maricopa County Elementary School District No. 66, AZ:
(BAM), 4.00%, 7/1/37	375	363,187
(BAM), 4.00%, 7/1/39	400	370,756
Sun City Fire District, AZ, (AGM), 4.00%, 1/1/37	1,000	980,190
		$ 9,411,850
Insured - Special Tax Revenue — 4.6%
Glendale, AZ, Transportation Excise Tax Revenue, (AGM), 5.00%, 7/1/30	$1,250	$ 1,296,675
Phoenix Civic Improvement Corp., AZ, (Civic Plaza), (NPFG), 5.50%, 7/1/41	1,635	1,823,859
		$ 3,120,534
Security	Principal Amount (000's omitted)	Value
Insured - Transportation — 0.7%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$500	$ 481,760
		$ 481,760
Other Revenue — 2.0%
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	$1,355	$ 1,337,114
		$ 1,337,114
Senior Living/Life Care — 2.1%
Glendale Industrial Development Authority, AZ, (Royal Oaks - Inspirata Pointe), 5.00%, 5/15/41	$500	$ 451,235
Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 4.00%, 7/1/28	225	203,141
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):
4.00%, 12/1/29	380	342,570
4.00%, 12/1/30	500	441,380
		$ 1,438,326
Special Tax Revenue — 6.4%
American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$300	$ 300,423
Bullhead City, AZ, Excise Taxes Revenue:
2.10%, 7/1/36	580	403,610
2.55%, 7/1/46	125	74,735
4.00%, 7/1/32	275	279,191
Coconino County, AZ, Pledged Revenue, 4.073%, 7/1/23	500	497,775
Pinal County, AZ, Pledged Revenue:
4.00%, 8/1/33	600	605,640
4.00%, 8/1/36	500	492,575
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	500	429,990
Queen Creek, AZ, Excise Tax and State Shared Revenue, 5.00%, 8/1/30	1,165	1,221,398
		$ 4,305,337
Transportation — 7.3%
Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/33	$1,000	$ 1,022,990
Phoenix Civic Improvement Corp., AZ, Airport Revenue:
(AMT), 4.00%, 7/1/38	1,000	871,550
(AMT), 5.00%, 7/1/31	2,000	2,005,200
(AMT), 5.00%, 7/1/49	1,055	1,004,624
		$ 4,904,364

Eaton Vance
Arizona Municipal Income Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer — 7.6%
Central Arizona Water Conservation District, 5.00%, 1/1/35	$1,500	$ 1,551,045
Gilbert Water Resources Municipal Property Corp., AZ:
4.00%, 7/1/36	750	739,043
Green Bonds, 4.00%, 7/15/47	1,000	872,800
Phoenix Civic Improvement Corp., AZ, Wastewater System Revenue, 5.00%, 7/1/28	860	879,771
Tucson, AZ, Water System Revenue:
5.00%, 7/1/32	545	575,994
5.00%, 7/1/35	530	555,965
		$ 5,174,618
Total Tax-Exempt Municipal Obligations (identified cost $66,334,724)		$63,158,926

Taxable Municipal Obligations — 3.8%
Security	Principal Amount (000's omitted)	Value
Education — 0.6%
Arizona Industrial Development Authority, (Doral Academy of Northern Nevada), 3.375%, 7/15/25(1)	$175	$ 164,526
Arizona Industrial Development Authority, (Somerset Academy of Las Vegas), 2.50%, 12/15/22(1)	125	124,422
La Paz County Industrial Development Authority, AZ, (Harmony Public Schools), 3.00%, 2/15/24	95	91,892
		$ 380,840
Special Tax Revenue — 3.2%
Cottonwood, AZ, Pledged Revenue, 2.625%, 7/1/35	$850	$ 627,300
Tempe, AZ, Transit Excise Tax Revenue:
1.145%, 7/1/27	540	456,597
1.345%, 7/1/28	1,330	1,095,308
		$ 2,179,205
Total Taxable Municipal Obligations (identified cost $3,111,405)		$ 2,560,045
Total Investments — 97.2% (identified cost $69,446,129)		$65,718,971
Other Assets, Less Liabilities — 2.8%		$ 1,919,110
Net Assets — 100.0%		$67,638,081
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2022, the aggregate value of these securities is $2,042,304 or 3.0% of the Fund's net assets.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at October 31, 2022.
The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2022, 22.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.7% to 15.2% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.

Eaton Vance
Arizona Municipal Income Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at October 31, 2022.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$63,158,926	$ —	$63,158,926
Taxable Municipal Obligations	—	2,560,045	—	2,560,045
Total Investments	$ —	$65,718,971	$ —	$65,718,971
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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